Note 4 - Fair Value Measurements - Summary of Fair Value Assumptions (Details)	Mar. 31, 2026	Dec. 31, 2024
Measurement Input, Risk Free Interest Rate [Member]
Derivative liability, measurement input	0.0368
Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes, April 2024, Warrant Liability [Member]
Derivative liability, measurement input		0.0367
Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes, April 2024 [Member]
Debt Instrument, Measurement Input		0.0367
Measurement Input, Share Price [Member] | Convertible Notes, April 2024, Warrant Liability [Member]
Derivative liability, measurement input		0
Measurement Input, Share Price [Member] | Convertible Notes, April 2024 [Member]
Debt Instrument, Measurement Input		0
Measurement Input, Price Volatility [Member]
Derivative liability, measurement input	1,000
Measurement Input, Price Volatility [Member] | Convertible Notes, April 2024, Warrant Liability [Member]
Derivative liability, measurement input		0.55
Measurement Input, Price Volatility [Member] | Convertible Notes, April 2024 [Member]
Debt Instrument, Measurement Input		0.55
Measurement Input, Expected Term [Member] | Convertible Notes, April 2024, Warrant Liability [Member]
Derivative liability, measurement input		4.31
Measurement Input, Expected Term [Member] | Convertible Notes, April 2024 [Member]
Debt Instrument, Measurement Input		1
Measurement Input, Expected Dividend Rate [Member] | Convertible Notes, April 2024, Warrant Liability [Member]
Derivative liability, measurement input		0
Measurement Input, Expected Dividend Rate [Member] | Convertible Notes, April 2024 [Member]
Debt Instrument, Measurement Input		0